Costs of sales	12 Months Ended
Dec. 31, 2019
Costs of sales
Costs of sales

Note 15 – Costs of sales

Costs of sales comprised the following:

	2019	2018
Costs of stream sales	$135.1	$102.9
Costs of prepaid ounces	—	7.1
Mineral production taxes	2.4	2.3
Mining costs of sales	$137.5	$112.3
Energy costs of sales	7.3	5.9
	$144.8	$118.2